DEBT - Purchase order (Details) - CCS - USD ($)		9 Months Ended
	Sep. 18, 2025	Sep. 30, 2025
PO and AR financing
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 4,000,000
Maximum advance on eligible receivables, percentage	85.00%
Eligible receivables, threshold number of days post invoice	60 days
Term	12 months
Minimum annual volume requirement, percentage	100.00%
Advance received		$ 607,000
PO and AR financing | Maximum
Debt Instrument [Line Items]
Accrued interest		$ 100,000
PO financing
Debt Instrument [Line Items]
Base charge rate	1.625%
Base charge rate, threshold period post invoice	15 days
AR financing
Debt Instrument [Line Items]
Base charge rate	1.55%
Base charge rate, initial term	30 days
AR financing | After 30 days
Debt Instrument [Line Items]
Additional charge rate	0.55%
Additional charge rate, each additional period	10 days
AR financing | Invoice outstanding for more than 60 days
Debt Instrument [Line Items]
Additional charge rate	1.00%
Additional charge rate, each additional period	10 days
Minimum past due period	60 days
Minimum additional fee per invoice	$ 25